Company's Operations - Cancellation of shares and new share buyback program (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Company's Operations [Line Items]
Stock canceled During Period, Shares	(60,000,000,000)
Share capital	R$ 19,235,546	R$ 19,235,546
Share Capital
Company's Operations [Line Items]
Share capital		R$ 19,269,281